INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
(a)Income tax expense
Income tax expense during the years ended December 31, 2025 and 2024 differs from the amounts that would result from applying the combined Canadian federal and provincial income tax rate of 27% (2024 – 27%) to income before income taxes from continuing operations. These differences result from the following items:

	2025	2024
Income before income taxes from continuing operations	$131,367	$533,310
Combined Canadian federal and provincial income tax rate (%)	27	27
Expected income tax expense	$35,469	$143,994
Foreign exchange impact	(20,487)	20,258
Non-taxable income and non-deductible expenses	24,378	16,159
Impact of tax rate differences between jurisdictions	(2,044)	29,271
Change in estimates of prior year	26,012	6,091
Impact of Mexican inflation	(4,396)	(5,043)
Tax effect of changes in temporary differences for which no tax benefit has been recognized	60,596	50,607
Mining, state and other special tax	45,495	22,681
Reductions based on local tax incentives and other benefits	(14,795)	(11,002)
Total income tax expense	$150,228	$273,016

Comprising:
Current tax expense	$135,527	$25,024
Deferred tax expense	14,701	247,992
	$150,228	$273,016
The Global Minimum Tax Act (“GMTA”) in Canada, which was enacted in June 2024 and effective for fiscal years beginning on or after December 30, 2023, implemented the Pillar Two global minimum tax regime, which includes the income inclusion rule and qualifying domestic minimum top-up tax. The GMTA introduced a 15% global minimum tax on the income of multinational enterprises with annual consolidated revenues of 750 million Euros or more in at least two of the four fiscal years immediately preceding the particular fiscal year and a business presence in at least one foreign jurisdiction. The Company is subject to this legislation. Based on management’s assessment, all relevant jurisdictions of continuing operations have effective tax rates for purposes of the GMTA exceeding 15% in 2025 (in 2024, the effective tax rate of the U.S. was below 15%). The Pillar Two current income tax expense from continuing operations recognized by the Company for the year ended December 31, 2025 was nil (2024 – $1.1 million).
DMSL 2017 to 2020 tax years audits
DMSL, the entity that owns Los Filos, is subject to audits by the Servicio de Administración Tributaria (the “SAT”) in Mexico for the 2017 to 2020 tax years. SAT completed the audit of the 2017 tax year for DMSL in late 2025. The Company was assessed total additional income taxes and Special Mining Duty of $73.2 million in respect of the SAT settlement of the audit of the 2017 tax year and paid $54.5 million of the amount in December 2025.
The allocation of income taxes and Special Mining Duty for DMSL relating to the 2017 tax year is governed by a tax allocation agreement (the “Tax Allocation Agreement”) between the Company and Newmont Corporation (“Newmont”). Pursuant to the Tax Allocation Agreement, which was entered into in connection with a prior business combination, the Company has recognized an indemnification asset of $39.8 million and intends to continue to pursue its entitlement to indemnity from Newmont.
The Company has recognized the net amount of $33.4 million as income tax expense for the year ended December 31, 2025. The indemnification asset is included in other non-current assets as the settlement process is expected to occur beyond 12 months from the reporting date.
26.    INCOME TAXES (CONTINUED)
(a)Income tax expense (continued)
Nicaragua income taxes
The Company’s Nicaraguan subsidiaries had previously credited mining tax payments against income taxes payable based on its interpretation of relevant tax legislation and a concession granted at the start of operations in Nicaragua. The Nicaraguan tax authority advised that it would not apply mining taxes paid by such subsidiaries for the years 2019 to 2024 against income taxes payable for those years, and in September 2025, the Nicaragua Customs and Administrative Tax Tribunal, who is responsible for hearing appeals against decisions by the tax authority, issued a ruling in favour of the tax authority. The fair value of the obligation of $37.4 million as at the date of the Calibre Acquisition was included as part of the liabilities assumed by the Company (note 5(a)). In December 2025, the Company and the Nicaraguan tax authority entered into a settlement agreement with the agreed amount payable by the Company being $37.9 million, which includes $10.5 million of interest and penalties. The Company paid $18.4 million of the total amount payable in December 2025.
(b)Deferred income tax assets and liabilities
The significant components of the Company’s deferred income tax assets and deferred income tax liabilities at December 31, 2025 and 2024 were as follows:

	2025	2024
Non-capital losses	$211,812	$174,610
Deductible temporary differences relating to:
Investments and loans and borrowings	77,904	19,187
Inventories	42,042	32,003
Reclamation and closure cost provisions	27,208	17,624
Derivatives	21,934	31,355
Accrued liabilities	9,547	14,528
Mining tax	9,129	6,025
Other	12,718	4,979
Total deferred income tax assets	$412,294	$300,311
Taxable temporary differences relating to:
Mineral properties, plant and equipment	$(1,537,640)	$(870,539)
Mining tax	(242,392)	(190,547)
Loans and borrowings	(23,670)	(23,539)
Inventories	(10,141)	(12,107)
Other	(10,302)	(1,212)
Total deferred income tax liabilities	(1,824,145)	(1,097,944)
Net deferred income tax liability	$(1,411,851)	$(797,633)

Classified and presented as:
Deferred income tax assets	$—	$2,339
Deferred income tax liabilities	(1,411,851)	(799,972)
	$(1,411,851)	$(797,633)
26.    INCOME TAXES (CONTINUED)
(b)Deferred income tax assets and liabilities (continued)
The movements in the Company’s net deferred income tax liability during the years ended December 31, 2025 and 2024 were as follows:

	Note	2025	2024
Balance – beginning of year		$(797,633)	$(244,704)
Recognized on Calibre Acquisition	5(a)	(604,594)	—
Recognized in net income from continuing operations		(14,701)	(247,992)
Recognized in net income from discontinued operation	9	17,479	(7,304)
Recognized in OCI		(12,511)	15,031
Recognized directly in equity		—	(1,414)
Disposed on sale of Nevada Assets	5(b)	6,157	—
Reclassified to assets held for sale and liabilities relating to assets held for sale	9	(6,048)	—
Recognized on Greenstone Acquisition	5(c)	—	(311,250)
Balance – end of year		$(1,411,851)	$(797,633)
The Company’s deductible temporary differences, unused tax losses and unused tax credits relating to continuing operations at December 31, 2025 for which deferred income tax assets have not been recognized were as follows:

	2025	2024(1)
Deductible temporary differences relating to:
Limited interest expense deduction carryforward	$174,037	$87,911
Derivatives	149,911	20,024
Reclamation and closure cost provisions	135,302	93,904
Mineral properties, plant and equipment	125,075	155,187
Investments and loans and borrowings	37,669	152,838
Accrued receivables and liabilities	22,091	63,073
Other	8,816	31,406
Non-capital losses	344,335	463,008
Capital losses	16,020	84,555
	$1,013,256	$1,151,906
(1)    The above figures for deductible temporary differences, unused tax losses and unused tax credits for which deferred income tax assets have not been recognized at December 31, 2024 include $284.3 million relating to the Brazil Operations.
At December 31, 2025, the Company had the following estimated tax operating losses relating to continuing operations available to reduce future taxable income, including both losses for which deferred income tax assets are recognized and losses for which deferred income tax assets are not recognized as listed in the table above. The loss carryforwards expire as follows:

2025
Canada (expire between 2035–2045)	$1,388,893
United States - California (expire between 2030–2040 or after)	67,960
Mexico (expire between 2026–2035)	200,769
Other (expire 2027 or after)	17,357
$1,674,979